MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2020
Debt Securities, Available-for-sale, Amortized Cost [Abstract]
Schedue of Amortized Cost, Unrealized Gains and Losses
The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of June 30, 2020:

	June 30, 2020
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

Government debentures	$8,004	$(3)	$-	$8,001
Corporate debentures	2,633	(7)	-	2,626

Total	$10,637	$(10)	$-	$10,627